Operating leases - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total lease cost	$ 7,329,000	$ 7,522,000	$ 14,907,000	$ 15,343,000
Early termination options reasonably certain to be exercised	0	1,600,000	4,200,000	1,600,000
Right-of-use assets obtained in exchange for lease obligations	1,000,000.0	200,000	3,800,000	4,500,000
Impairment of right-of-use assets	$ 0		$ 0	5,411,000	$ 5,400,000
Weighted average remaining lease term	3 years 11 months 4 days		3 years 11 months 4 days
Weighted average discount rate	2.52%		2.52%
Operating lease liabilities	$ 22,800,000	$ 23,100,000	$ 22,800,000	23,100,000
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities		Other liabilities		Other liabilities
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 13,800,000	14,000,000.0
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 1,100,000	$ 1,300,000